Shareholders' capital	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
Number of common shares

	Six months ended June 30
	2022	2021
Common shares, beginning of period	671,960,276	597,142,219
Public offering	—	16,789,922
Dividend reinvestment plan	3,014,264	2,926,494
Exercise of share-based awards (b)	673,852	679,834
Conversion of convertible debentures	754	1,886
Common shares, end of period	675,649,146	617,540,355

As at August 11, 2022, the Company has issued since the inception of its at-the-market share offering program (the “ATM program”) in 2019 a cumulative total of 33,952,827 common shares at an average price of $15.08 per share for gross proceeds of $512,163 ($505,761 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM program, were $4,285.
10.Shareholders’ capital (continued)
(b)Share-based compensation
For the three and six months ended June 30, 2022, AQN recorded $3,860 and $3,495, respectively (2021 - $3,189 and $4,386, respectively) in total share-based compensation expense. The compensation expense is recorded with payroll expenses in the unaudited interim consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As at June 30, 2022, total unrecognized compensation costs related to non-vested share-based awards was $17,049 and is expected to be recognized over a period of 1.9 years.
Share option plan
During the six months ended June 30, 2022, the Board of Directors of the Company (the "Board") approved the grant of 646,090 options to executives of the Company. The options allow for the purchase of common shares at a weighted average price of C$19.11, the market price of the underlying common shares at the date of grant. One-third of the options vest on each of December 31, 2022, 2023 and 2024. The options may be exercised up to eight years following the date of grant.
The following assumptions were used in determining the fair value of share options granted:

	2022
Risk-free interest rate	1.9%
Expected volatility	23%
Expected dividend yield	4.3%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	2.44
During the six months ended June 30, 2022, 40,074 share options were exercised at a weighted average price of C$15.78 in exchange for 3,999 common shares issued from treasury, and 36,075 options settled at their cash value as payment for the exercise price and tax withholdings related to the exercise of the options.
Performance and restricted share units
During the six months ended June 30, 2022, a total of 434,990 performance share units ("PSUs") and restricted share units ("RSUs") were granted to employees of the Company. The awards vest based on the terms of each agreement ranging from February 2023 to January 2025. During the six months ended June 30, 2022, the Company settled 893,786 PSUs and RSUs in exchange for 454,943 common shares issued from treasury, and 438,843 PSUs and RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.
During the six months ended June 30, 2022, the Company settled 4,108 bonus deferral RSUs in exchange for 1,908 common shares issued from treasury, and 2,200 RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. During the six months ended June 30, 2022, 48,552 bonus deferral RSUs were granted to employees of the Company. The RSUs are 100% vested.
Directors' deferred share units
During the six months ended June 30, 2022, 44,880 deferred share units ("DSUs") were issued pursuant to the election by Directors of the Company to defer a percentage of their directors' fee in the form of DSUs. In addition, the Company settled 5,176 DSUs in exchange for 2,403 common shares issued from treasury, and 2,773 DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.